NOTES PAYABLE Demand Notes payable (Details 7) - USD ($)	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017
Premium	$ 1,249,994	$ 0
Convertible Notes Payable (December 2016 to December 2017) [Member] | Joint Venture Partner [Member]
Principal	4,999,975
Interest	1,054,555
Premium	1,249,994
Total Conversion Amount	7,304,523
Beneficial Conversion Feature	$ 762,301
Number of Shares Converted	779,461
Chinese Convertible Loan [Member] | Joint Venture Partner [Member]
Principal	$ 500,000
Interest	33,556
Premium	0
Total Conversion Amount	533,556
Beneficial Conversion Feature	$ 76,230
Number of Shares Converted	62,629
Convertible Notes Payable (December 2017 to March 2018) [Member] | Joint Venture Partner [Member]
Principal	$ 3,611,400
Interest	201,928
Premium	0
Total Conversion Amount	3,813,328
Beneficial Conversion Feature	$ 550,598
Number of Shares Converted	406,918
Convertible Notes Payable [Member]
Principal	$ 9,111,375
Interest	1,290,039
Premium	1,249,994
Total Conversion Amount	11,651,407
Beneficial Conversion Feature	$ 1,389,129
Number of Shares Converted	1,249,008